Note 9 - Stock Options and Warrants (Details) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2010	Jan. 01, 2009	Jan. 01, 2006
Common Stock, Shares Outstanding	245,213,750	182,062,173	178,062,173		50,000	150,000
Warrants
Common Stock, Shares Outstanding				247,500		60,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price				$ 1.00		$ 1.00